Capital Lease (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Capital Lease (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	five to twenty-five years		five to twenty-five years
Property, Plant, and Equipment, Salvage Value	$ 0		$ 0
Depreciation	80,472	56,893	258,162	70,641
Assets Held under Capital Leases [Member]
Capital Lease (Details) [Line Items]
Captial lease, monthly rental amount	32,900		32,900
Description of Lessee Leasing Arrangements, Capital Leases	term of five years with an option to purchase the equipment at the end of the lease for $200,000		term of five years with an option to purchase the equipment at the end of the lease for $200,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	1,714,974		1,714,974
Fair Value Inputs, Discount Rate	9.00%		9.00%
Capital Lease, Amortization Description	The lease is amortized over the five year term at a rate of 9%.		The lease is amortized over the five year term at a rate of 9%.
Property, Plant and Equipment, Estimated Useful Lives			five to twenty-five years
Property, Plant, and Equipment, Salvage Value	0		0
Capital Leased Assets, Gross	1,617,633		1,637,101
Depreciation	$ 19,468		$ 77,873
Assets Held under Capital Leases [Member] | Minimum [Member]
Capital Lease (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Assets Held under Capital Leases [Member] | Maximum [Member]
Capital Lease (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years